Share-Based Payments - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Employee	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, options granted typical expiration period					7 years
Business acquisition, exercise price of replacement options granted					$ 1.19
Share based compensation, weighted-average grant-date fair value of options granted					$ 0.76	$ 1.67	$ 2.04
Share based compensation, total fair value of shares vested					$ 400,000	$ 400,000	$ 100,000
Share based compensation			208,000	293,000	325,000	524,000	348,000
Share based compensation, income tax benefit						200,000	100,000
Share based compensation, unrecognized cost related to nonvested					700,000
Share based compensation, unrecognized cost related to nonvested, recognition period					3 years 4 months 24 days
Number of non-officer employees whose existing options are repriced			114
Repriced options per share			$ 1.00
Total incremental share-based compensation expense			63,000
Total incremental share-based compensation expense, recognized			25,000
Total incremental share-based compensation expense, to be recognized	38,000		38,000
Total share based compensation expense	$ 87,000	$ 147,000	$ 208,000	$ 314,000
Alteris Renewables, Incorporated
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, replacement options granted					478,500
Business acquisition, exercise price of replacement options granted					$ 2.96
Long Term Incentive Plan Twenty Zero Eight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, number of shares authorized to be granted					3,000,000
Incentive Plan, term					10 years
2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vest			2% per month for the 50 months beginning in the eleventh month after date of grant
Period of stock options vest			50 months
Percentage of stock options vest			2.00%
Stock options, granted	60,000		618,000
Stock options, cancelled	93,620		188,480
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, number of shares authorized to be granted					300,000
Share based compensation, number of shares authorized to be granted as percentage of outstanding Class A common shares					10.00%